Schedule I - Condensed Statements of Operations (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative	$ 13,187	$ 5,757	$ 8,126	$ 7,918
Net income	$ 6,688	$ (288)	7,327	5,487
Parent Company [Member]
Equity in income of subsidiaries			8,856	7,161
General and administrative			1,529	1,674
Net income			$ 7,327	$ 5,487